Offerings - Offering: 1	Dec. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 132,138,607.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,248.34
Offering Note
(1) Calculated as the aggregate maximum purchase price for shares of common stock, par value $0.001 per share (“Shares”), of Barings Private Credit Corporation (the “Company”), based upon the net asset value per Share as of October 31, 2025 of $20.51. This amount is based upon the offer to purchase up to 6,442,643 Shares.
(2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Filing Fee Rate Advisory for Fiscal Year 2026.
(3) An aggregate fee of $6,164.87 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 1, 2023 (the “June 2023 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the June 2023 Schedule TO-I filed on July 5, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $6,164.87 filing fee paid in connection with the June 2023 Schedule TO-I was used to offset a portion of the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 2, 2025 (the “June 2025 Schedule TO-I”). More specifically, $263.35 from the filing fee paid in connection with the June 2023 Schedule TO-I was used to offset the final transaction fee due from the June 2025 Schedule TO-I, and $5,901.52 from the filing fee paid in connection with the June 2023 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
An aggregate fee of $2,735.15 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on December 2, 2024 (the “December 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on January 2, 2025 was $895.35, as $5,848,131.37 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,839.80 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
An aggregate fee of $10,555.74 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on September 2, 2025 (the “September 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on October 1, 2025 was $7,035.49, as $45,953,578.06 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $3,520.25 filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.